CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - Avista Public Acquisition Corp. II [Member] - $ / shares	Sep. 30, 2022	Dec. 31, 2021
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A ordinary shares
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	23,000,000	23,000,000
Common shares, shares outstanding		23,000,000
Class A common stock par value subject to possible redemption		$ 23,000,000
Class A Common Stock Subject to Redemption
Class A common stock par value subject to possible redemption	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)	23,000,000	23,000,000
Class A Common Stock Not Subject to Redemption
Common shares, shares issued	0	0
Common shares, shares outstanding	0	0
Common Class B [Member]
Common shares, par value, (per share)	$ 0.0001	$ 0.0001
Common shares, shares authorized	50,000,000	50,000,000
Common shares, shares issued	5,750,000	5,750,000
Common shares, shares outstanding	5,750,000	5,750,000